Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Net Earnings (Loss) Per Common Share
Schedule of reconciliation of the components of basic and diluted net income per common share

	For the Year Ended December 31,
	2017			2016
	Income (Loss)	Weighted Average Common Shares Outstanding	Per Share	Income (Loss)	Weighted Average Common Shares Outstanding	Per Share
Basic:
Income (loss) attributable to common stock	$(700,483)	321,226,043	$-	$13,501,925	122,234,935	$0.11

Diluted:
Income (loss) attributable to common stock, including assumed conversions	$(700,483)	321,226,043	$-	$13,501,925	237,835,850	$0.06